Consolidated Statements of Income/(Loss) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Contract revenue	SFr 27,309	SFr 14,801	SFr 3,935
Total revenue	27,309	14,801	3,935
Operating expenses
Research & development expenses	(62,570)	(54,606)	(60,336)
General & administrative expenses	(17,259)	(15,305)	(15,789)
Other operating income/(expense), net	142	1,486	1,343
Total operating expenses	(79,687)	(68,425)	(74,782)
Operating loss	(52,378)	(53,624)	(70,847)
Financial income	3,196	1,044	69
Financial expense	(133)	(176)	(355)
Exchange differences	(1,598)	(1,467)	393
Finance result, net	1,465	(599)	107
Loss before tax	(50,913)	(54,223)	(70,740)
Income tax expense	(3)	(10)	(13)
Loss for the period	SFr (50,916)	SFr (54,233)	SFr (70,753)
Loss per share:
Basic loss per share for the period attributable to equity holders	SFr (0.51)	SFr (0.64)	SFr (0.85)
Diluted loss per share for the period attributable to equity holders	SFr (0.51)	SFr (0.64)	SFr (0.85)